Financial Risk Management	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial Risk Management

Note 18 – Financial Risk Management

The Company manages capital to ensure that all group enterprises will be able to continue as a going concern while maximizing the return to shareholders through the optimization of debt and equity balances.

Capital Structure

The Company’s capital structure consists of equity and external debt obtained through issuance of convertible notes and royalty funding liabilities. The Company is not subject to any contractually imposed capital requirements or financial covenants. The capital structure is reviewed on an ongoing basis for the adequacy of the Company’s capital compared to the resources required for carrying out ordinary activities.

Development in the Company’s share capital and treasury shares reserves are described in the following sections. Other equity reserves are described in Note 2, “Summary of Material Accounting Policies.”

Share Capital

The share capital of Ascendis Pharma A/S consists of 61,977,408 fully paid shares at a nominal value of DKK 1, all in the same share class, and which includes 597,096 ordinary shares represented by ADSs held by Ascendis Pharma A/S.

The development in outstanding shares of the Company was as follows:

	2025	2024	2023	2022	2021
	(Number)
Changes in share capital
January 1	60,689,487	57,707,439	57,152,295	56,937,682	53,750,386
Increase through cash contributions	1,287,921	2,982,048	555,144	214,613	3,187,296
December 31	61,977,408	60,689,487	57,707,439	57,152,295	56,937,682

Capital increases in 2024 and 2021 were impacted by follow-on public offerings with net proceeds of €290.6 and €367.9 million, respectively.

Treasury Shares Reserve

The development in the holding of treasury shares was as follows:

	Nominal value	Holding	Holding in % of total outstanding shares
	(EUR’000)	(Number)
Treasury shares
January 1, 2024	146	1,093,054	—
Transferred under stock incentive programs	(33)	(247,167)	—
December 31, 2024	113	845,887	1.4%
Acquired from third parties	16	119,148	—
Transferred under stock incentive programs	(49)	(367,939)	—
December 31, 2025	80	597,096	1.0%

Financial Risk Management Objectives

The Company regularly monitors the access to domestic and international financial markets, manages the financial risks relating to its operations, and analyzes exposures to risk, including market risk, such as foreign currency risk and interest rate risk, credit risk and liquidity risk.

The Company’s financial risk exposure and risk management policies are described in the following sections.

Market Risk

The Company’s activities expose the group enterprises to the financial risks of changes in foreign currency exchange rates, inflation rates and interest rates. Derivative financial instruments are not applied to manage exposure to such risks.

Foreign Currency Risk Management

The Company is exposed to foreign currency exchange risks arising from various currency exposures, primarily with respect to the U.S. Dollar (“USD”). Foreign currency exchange risks to the USD are unchanged to prior year, and primarily relate to sales and purchases in foreign currencies, convertible notes and royalty funding liabilities, countered by cash and cash equivalents. The exposure from foreign currency exchange risks is managed by maintaining cash positions in the currencies in which the majority of future expenses are denominated, and payments are made from those reserves.

Foreign Currency Sensitivity Analysis

The following table details how a strengthening of the USD against the EUR would impact profit or loss, and equity before tax at the reporting date. A similar weakening of the USD would have the opposite effect. A positive number indicates an increase in profit or loss and equity before tax, while a negative number indicates the opposite. The sensitivity analysis is deemed representative of the inherent foreign currency exchange risk associated with the operations.

		Hypothetical impact on consolidated financial statements
	Nominal positions (net)	Increase in foreign currency exchange rate	Profit/(loss) before tax	Equity before tax
	(EUR ‘000)
USD/EUR
December 31, 2025	(508,858)	10%	(50,886)	(50,886)
December 31, 2024	(735,064)	10%	(73,506)	(73,506)

Interest Rate Risk Management

Outstanding convertible notes comprise a 2.25% coupon fixed rate structure. Further, the effective interest rate on royalty funding liabilities is estimated at initial recognition and takes into account anticipated amount and timing of future cash flows, which further depends on future commercial revenue forecasts and the probability of exercising the embedded buy-out option. Material changes to anticipated future cash flows could potentially increase or decrease future interest expense. In addition, the interest rate on lease liabilities is fixed at the lease commencement date.

Future indebtedness, including those related to lease arrangements, if any, may be subject to higher interest rates. In addition, future interest income from interest-bearing bank deposits may fall short of expectations due to changes in interest rates.

Derivative liabilities are measured at fair value through profit or loss. Since the fair value is exposed from the development in interest rates, the profit or loss is exposed to volatility from such development.

The effects of interest rate fluctuations are not considered a material risk to the Company’s financial position. Accordingly, no interest sensitivity analysis has been presented.

Credit Risk Management

The Company has adopted an investment policy with the primary purpose of preserving capital, fulfilling liquidity needs and diversifying the risks associated with cash, cash equivalents and marketable securities. This investment policy establishes minimum ratings for institutions with which the Company holds cash and cash equivalents, as well as rating and concentration limits for marketable securities held. All material counterparties are considered creditworthy. While the concentration of credit risk may be significant, the credit risk for each individual counterpart is considered to be low. The exposure to credit risk primarily relates to cash and cash equivalents. The credit risk on bank deposits is limited because the counterparties, holding significant deposits, are banks with minimum credit-ratings of A3/A- assigned by international credit-rating agencies.

The majority of cash and cash equivalents are held in accounts at major financial institutions, and the deposits at these institutions exceed insured limits. Market conditions can impact the viability of these institutions. In the event of failure of any of the financial institutions where cash and cash equivalents are held, there can be no assurance that uninsured funds are accessible in a timely manner or at all. Any inability to access or delay in accessing these funds could adversely affect the business and financial position. The banks are reviewed on a regular basis and deposits may be transferred during the year to mitigate credit risk.

In order to mitigate the concentration of credit risks on bank deposits and to preserve capital, a portion of the bank deposits may be placed into investment grade rated marketable securities. The Company’s investment policy, approved by the Board, only allows investment in marketable securities having investment grade credit-ratings, assigned by international credit-rating agencies. As of December 31, 2025, the Company do not hold marketable securities.

On each reporting date, the risk of expected credit loss on bank deposits and marketable securities, if any, including the hypothetical impact arising from the probability of default, is considered in conjunction with the expected loss caused by default by banks or securities with similar credit-ratings and attributes. In line with previous periods, this assessment did not reveal a material impairment loss, and accordingly no provision for expected credit loss has been recognized.

At the reporting dates, there are no significant overdue trade receivable balances. As a result, write-down to accommodate expected credit-losses is not deemed material.

Liquidity Risk Management

Historically, the risk of insufficient funds has been addressed through proceeds from sale of the Company’s securities in private and public offerings, through issuance of convertible notes in 2022, and through royalty funding liabilities in 2024 and 2023.

Liquidity risk is managed by maintaining adequate cash reserves. The risk of shortage of funds is monitored, through the financial forecasting process, to ensure sufficient funds are available to settle liabilities as they fall due. Besides long term deposits on leases and finance lease receivables, the Company’s financial assets are recoverable within twelve months after the reporting date.

Maturity analysis

The following table summarizes maturity analysis (on an undiscounted basis) for non-derivative financial liabilities recognized in the consolidated statements of financial position:

(EUR’000)	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount
Financial liabilities
December 31, 2025
Borrowings (excluding lease liabilities)	51,081	812,294	140,555	1,003,930	720,262
Lease liabilities	20,438	82,299	93,898	196,635	151,524
Trade payables, accrued expenses and other liabilities	91,703	—	—	91,703	91,703
Total financial liabilities	163,222	894,593	234,453	1,292,268	963,489

Financial liabilities
December 31, 2024
Borrowings (excluding lease liabilities)	32,303	1,027,558	13,660	1,073,521	763,586
Lease liabilities	15,482	52,007	39,127	106,616	93,030
Trade payables, accrued expenses and other liabilities	96,705	—	—	96,705	96,705
Total financial liabilities	144,490	1,079,565	52,787	1,276,842	953,321

“Borrowings (excluding lease liabilities)” comprise convertible notes and royalty funding liabilities. Expected maturity for royalty funding liabilities is based on anticipated amount and timing of future revenue from sale of commercial products. Further details regarding the payment structure of the royalty funding agreements are provided above.